Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000258312
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Enhanced Core Bond ETF
Without Sales Load [Member] | C000258312
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.89%